2. Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

ZHEJIANG
Property, Plant and Equipment
Land use right	Over terms of the leases
Office premises	47-50 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less

Plant and machineries	5 to 10 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years